GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2017
Geographic Areas, Revenues from External Customers [Abstract]
Schedule Of Revenues From Sales To Unaffiliated Customers
The following table presents the total revenues for the six months ended June 30, 2016 and 2017, allocated to the geographic areas in which it was generated:

	Six months ended June 30,
	2016	2017
	Unaudited

North America	$20,213	$17,782
Europe	21,480	18,189
Africa	9,321	7,494
Asia-Pacific and Middle East	15,512	24,940
India	29,358	77,210
Latin America	33,960	23,740

	$129,844	$169,355

Schedule of Property and Equipment by Location
The following table presents the locations of the Company’s property and equipment as of December 31, 2016 and June 30, 2017:

	December 31	June 30,
	2016	2017
		Unaudited

Israel	23,162	23,786
Others	4,398	4,491

	27,560	28,277